================================================================================

                                  ANNUAL REPORT
                                -----------------
                                December 31, 1999
                                -----------------


                                 The Value Line
                                     Special
                                   Situations
                                   Fund, Inc.




                                     [LOGO]
                                -----------------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

The Value Line Special Situations Fund, Inc.


                                                                  The Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

We're pleased to report another very successful year for The Value Line Special Situations Fund. Your Fund's total return in 1999 was 61.66%. This compared with a total return of 21.19% for the unmanaged Russell 2000 Index, the benchmark for small-capitalization stocks, and a total return of 21.04% for the unmanaged Standard & Poor's 500, the large-cap index.

As in 1998, the best-performing sector of the stock market in 1999 was technology. Your Fund remains overweighted in this sector relative to the market indexes. This includes investment in many diverse technology subsectors, including specialty software, telecommunications equipment, semiconductors, electronics, the internet, and computer hardware. The internet certainly came into its own in 1999 as a full-fledged subsector, with many new companies selling stock in initial public offerings. We are able to obtain only nominal share amounts of these hot new stocks at the offering price. But the Fund benefited from investment in more "established" internet companies, concentrating on those that provide the backbone or behind-the-scenes support of the internet. Perhaps more important to your Fund's performance, the growth of the internet is giving a boost to every other technology subsector, and even to some non-technology companies. We take full advantage of this phenomenon.

No matter what the sector, we continue to stick with our investment discipline. We invest in winners--those companies whose operations are exceeding expectations and whose stock prices are already on the rise. Portfolio holdings that no longer meet these standards are targeted for elimination. The Fund currently holds more than 400 different stocks diversified across many industries. Our style is to make a big bet on our investment process, but only small bets on any one stock. In other words, we are interested in hitting singles and doubles that keep us (and you) in the game.

Mutual Funds magazine (December 1999) named The Value Line Special Situations Fund as one of the "Top Ten Funds for 2000". We will strive to live up to that billing.

Thank you for your continued confidence.


                                   Sincerely,

                                   /s/ Jean Bernhard Buttner

                                   Jean Bernhard Buttner
                                   Chairman and President

January 20, 2000


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2

                                    The Value Line Special Situations Fund, Inc.

Special Situations Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The American economy continues to perform well as we proceed through the first quarter of 2000. Evidence of this healthy level of business activity can be found in the strong pace of manufacturing, the acceleration in job growth, and the generally solid performances by the auto, housing, and retail sectors. Overall, we estimate that GDP growth will average 3.0%-3.5% for the year as a whole, making 2000 the tenth year in a row of sustained economic growth in this country.

Inflationary pressures, meanwhile, continue to be held largely at bay, in spite of a tightening labor market and a further recent rise in energy prices, with strong increases in productivity and ongoing technological innovations being at least partially responsible for this comparative pricing stability. Nevertheless, a gradual uptrend in cost pressures does seem likely over the next several quarters. The Federal Reserve, taking note of this somewhat higher expense structure, is likely to chart a modestly more restrictive monetary course in the months ahead, with additional, albeit rather modest, interest rate increases being quite possible.

*Performance Data:

                                                                     Growth of
                                                       Average      an Assumed
                                                        Annual     Investment of
                                                     Total Return     $10,000
                                                     ------------  -------------

 1 year ended 12/31/99 ......................           61.66%        $16,166
 5 years ended 12/31/99 .....................           30.85%        $38,360
10 years ended 12/31/99 .....................           18.63%        $55,188

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.


--------------------------------------------------------------------------------

             COMPARISON OF A CHANGE IN VALUE OF A $10,000 INVESTMENT
                    IN THE VALUE LINE SPECIAL SITUATIONS FUND
                          AND THE S&P 500 STOCK INDEX*


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL]


                    Value Line Special    Situations Fund S & P 500
                    ------------------    -------------------------

1/1/90                    10000                    10000
3/90                      10000                    10000
6/90                      10000                    10000
9/90                      10000                    10000
12/31/90                  9555                     9689
3/91                      11733                    11094
6/91                      11170                    11068
9/91                      12349                    11658
12/31/91                  13053                    12635
3/92                      12608                    12316
6/92                      10850                    12550
9/92                      10786                    12946
12/31/92                  12603                    13596
3/93                      11888                    14189
6/93                      12707                    14257
9/93                      14081                    14624
12/31/93                  14239                    14963
3/94                      13576                    14397
6/94                      12148                    14457
9/94                      14273                    15163
12/31/94                  14387                    15160
3/95                      15366                    16634
6/95                      16783                    18220
9/95                      19143                    19667
12/31/95                  18553                    20850
3/96                      19170                    21969
6/96                      19410                    22954
9/96                      19387                    23663
12/31/96                  19897                    25634
3/97                      18987                    26323
6/97                      22299                    30915
9/97                      27191                    33229
12/31/97                  26284                    34183
3/98                      30931                    38948
6/98                      31621                    40234
9/98                      26774                    36239
12/31/98                  34138                    43951
3/99                      35719                    46140
6/99                      39711                    49392
9/99                      39943                    46310
12/31/99                  55188                    53198



                            (from 1/1/90 to 12/31/99)



--------------------------------------------------------------------------------

* The Standard & Poor's 500 Index (S&P 500 Index) is an unmanaged index that is representative of the larger-capitalization stocks traded in the United States.


The return for the index does not reflect expenses which are deducted from the Fund's returns.


--------------------------------------------------------------------------------
4

                                     The Value Line Special Situation Fund, Inc.


Portfolio Highlights at December 31, 1999 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings
                                                                                  Value              Percentage of
Issue                                                       Shares            (in thousands)          Net Assets
------------------------------------------------------------------------------------------------------------------
General Electric Co. .......................                40,000                $6,190                  1.5%
Microsoft Corp. ............................                37,000                 4,320                  1.0
BroadVision, Inc. ..........................                23,000                 3,911                  0.9
Nortel Networks Corp. ......................                34,740                 3,509                  0.8
Exodus Communications, Inc. ................                36,000                 3,197                  0.8
Emulex Corp. ...............................                28,000                 3,150                  0.8
QUALCOMM Inc. ..............................                17,000                 2,994                  0.7
Optical Coating Laboratory, Inc. ...........                10,000                 2,960                  0.7
TriQuint Semiconductor, Inc. ...............                25,900                 2,881                  0.7
QLogic Corp. ...............................                17,000                 2,718                  0.6

Five Largest Industry Categories
                                                           Value         Percentage of
Industry                                               (in thousands)     Net Assets
------------------------------------------------------------------------------------------------------------------
Computer Software & Services ...................          $69,833            16.6%
Computer & Peripherals .........................           29,408             7.0
Semiconductor ..................................           27,441             6.5
Drug ...........................................           23,855             5.7
Electronics ....................................           22,992             5.5

Five Largest Net Security Purchases*
                                                                           Cost
Issue                                                                 (in thousands)
------------------------------------------------------------------------------------------------------------------
General Electric Co. ........................................             $4,683
Microsoft Corp. .............................................              1,672
Costco Wholesale Corp. ......................................              1,190
Telefonos de Mexico S.A. (ADR) ..............................              1,183
Citigroup Inc. ..............................................              1,125

Five Largest Net Security Sales*
                                                                         Proceeds
Issue                                                                 (in thousands)
------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. ......................................            $4,970
JDS Uniphase Corp. ...........................................             2,015
Optical Coating Laboratory, Inc. .............................             1,882
QUALCOMM Inc. ................................................             1,511
RF Micro Devices Inc. ........................................             1,505


*    For the six month period ended 12/31/99


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

                                                                    Value
  Shares                                                        (in thousands)
--------------------------------------------------------------------------------

COMMON STOCKS (98.0%)

          ADVERTISING (1.7%)
  17,000  Getty Images, Inc.*................................     $    831
  15,500  Lamar Advertising Co.
            Class "A"*.......................................          939
  11,000  Modem Media.Poppe
            Tyson, Inc. Class "A"*...........................          774
  12,000  Omnicom Group, Inc. ......... .....................        1,200
  10,500  TMP Worldwide Inc.*................................        1,491
  21,000  True North Communications
            Inc. ............................................          938
  14,000  Young & Rubicam Inc. ..............................          991
                                                                  --------
                                                                     7,164

          AEROSPACE/DEFENSE
            (0.4%)
   8,500  Alliant Techsystems Inc.*..........................          530
  20,000  General Dynamics Corp. ............................        1,055
                                                                  --------
                                                                     1,585

          AIR TRANSPORT (0.2%)
  23,000  Eagle USA Airfreight, Inc.*........................          992

          APPAREL (0.1%)
  24,000  Tommy Hilfiger Corp.*..............................          559

          BANK (0.2%)
  22,000  Wells Fargo Company................................          890

          BANK--MIDWEST (0.4%)
  12,000  Fifth Third Bancorp................................          880
  18,000  First Tennessee
            National Corp. ..................................          513
  12,600  Old Kent Financial Corp. ..........................          446
                                                                  --------
                                                                     1,839

          BEVERAGE--
            ALCOHOLIC (0.3%)
  13,000  Canandaigua Brands, Inc.
            Class "A"*.......................................          663
   9,000  Coors (Adolph) Co. Class "B".......................          472
                                                                  --------
                                                                     1,135

          BUILDING MATERIALS (0.6%)
  21,000  Elcor Corp.........................................          633
  26,000  Insituform Technologies, Inc.
            Class "A"*.......................................          735
  27,000  Masco Corp.........................................          685
  11,000  USG Corp. .........................................          518
                                                                  --------
                                                                     2,571

          CABLE TV (1.7%)
  15,024  Adelphia Communications
            Corp. Class "A"*.................................          986
  11,600  Cablevision Systems Corp.
            Class "A"*.......................................          876
     400  Classic Communications,
            Inc. Class "A"*..................................           15
  24,000  Comcast Corp.  Class "A"*..........................        1,213
  26,000  EchoStar Communications
            Corp.  Class "A"*................................        2,535
   8,000  Network Event Theater, Inc.*.                                238
  14,000  Pegasus Communications
            Corp.  Class "A"*................................        1,368
                                                                  --------
                                                                     7,231

          CEMENT &
            AGGREGATES (0.1%)
  13,000  Centex Construction
            Products, Inc. ..................................          507

          CHEMICAL--
            DIVERSIFIED (0.2%)
   8,000  Brady Corp. Class "A"..............................          271
  20,900  Spartech Corp. ....................................          674
                                                                  --------
                                                                       945

--------------------------------------------------------------------------------
6

                                    The Value Line Special Situations Fund, Inc.

                                                               December 31, 1999
--------------------------------------------------------------------------------

                                                                   Value
  Shares                                                       (in thousands)
--------------------------------------------------------------------------------

          CHEMICAL--
            SPECIALTY (0.3%)
   8,000  Avery Dennison Corp................................     $    583
  12,000  Celgene Corp.*.....................................          840
                                                                  --------
                                                                     1,423

          COMPUTER &
            PERIPHERALS (7.0%)
  19,000  Adaptec, Inc.*.....................................          948
  22,607  Cisco Systems, Inc.*...............................        2,422
  25,000  Cybex Computer Products
            Corp.*...........................................        1,013
  22,000  Dell Computer Corp.*...............................        1,122
  28,000  Emulex Corp.*......................................        3,150
  12,000  Gateway Inc.*......................................          865
  10,000  Hewlett-Packard Co. ...............................        1,139
  40,000  In Focus Systems, Inc.*............................          927
   7,000  International Business
            Machines Corp. ..................................          756
  29,500  Interphase Corp.*..................................          623
   8,000  ION Networks, Inc.*................................          179
  15,000  MRV Communications, Inc.*..........................          943
  44,000  Mercury Computer
            Systems, Inc.*...................................        1,540
   5,300  Micros Systems Inc.*...............................          392
  22,000  Network Appliance, Inc.*...........................        1,827
  16,000  Network Peripherals Inc.*..........................          756
  24,000  Pinnacle Systems, Inc,*............................          977
  20,000  Puma Technology, Inc.*.............................        2,613
  16,500  RadiSys Corp.*.....................................          842
  18,000  Silicon Storage
            Technology, Inc.*................................          742
  28,400  Sun Microsystems, Inc.*............................        2,199
  13,000  Visual Networks, Inc.*.............................        1,030
  18,000  Xircom, Inc.*......................................        1,350
  18,000  Zebra Technologies Corp.
            Class "A"*.......................................        1,053
                                                                  --------
                                                                    29,408

          COMPUTER SOFTWARE
            & SERVICES (16.6%)
  50,000  Actuate Corp.*.....................................        2,144
  20,000  Adobe Systems Inc..................................        1,345
  21,000  Advanced Digital
            Information Corp.*...............................        1,021
  21,000  Ancor Communications, Inc.*........................        1,425
   6,000  AremisSoft Corporation*............................          195
  13,000  BEA Systems, Inc.*.................................          909
  16,000  Brio Technology, Inc.*.............................          672
  23,000  BroadVision, Inc.*.................................        3,911
  14,000  Business Objects S.A. (ADR)*.                              1,871
  10,000  Check Point Software
            Technologies Ltd.*...............................        1,988
  14,000  Citrix Systems, Inc.*..............................        1,722
  19,000  Clarus Corporation*................................        1,254
  17,000  Cognos, Inc.*......................................          784
  15,000  Cognizant Technology
            Solutions Corp. Class "A"*.......................        1,640
  11,000  Computer Associates
            International, Inc. .............................          769
  12,000  Computer Sciences Corp.*...........................        1,135
  12,000  Comverse Technology, Inc.*.........................        1,737
  10,500  DST Systems, Inc.*.................................          801
  31,500  Dendrite International, Inc.*                              1,067
  31,000  DSET Corp.*........................................        1,159
  17,000  Eidos PLC (ADR)*...................................        1,411
  20,000  Electronics For Imaging Inc.*                              1,163
  10,000  FactSet Research Systems Inc.                                796
  16,000  Great Plains Software Inc.*........................        1,196
  27,000  Harbinger Corp.*...................................          859
  12,000  Henry (Jack) & Associates Inc.                               644
  15,000  ISS Group, Inc.*...................................        1,067
   6,000  InfoCure Corp.*....................................          187
  30,000  Intuit Inc.* ......................................        1,798
  4,000   i2 Technologies, Inc.* ............................          780
  13,000  Legato Systems, Inc.*..............................          895
  19,000  Macrovision Corp.*.................................        1,406
  20,000  Magic Software
            Enterprises Ltd.*................................        1,240


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

December 31, 1999
--------------------------------------------------------------------------------

                                                                   Value
  Shares                                                       (in thousands)
--------------------------------------------------------------------------------

          COMPUTER SOFTWARE
            & SERVICES (Continued)
   1,800  McAfee.com Corporation
            Class "A"*.......................................     $     81
  14,000  Mercury Interactive Corp.*.........................        1,511
  37,000  Microsoft Corp.*...................................        4,320
   9,000  MicroStrategy Inc. Class "A"*                              1,890
   7,000  Micromuse Inc.*....................................        1,190
  30,000  Midway Games Inc.*.................................          718
   6,000  Netegrity, Inc.*...................................          342
  12,000  Netopia, Inc.*.....................................          652
  20,000  NVIDIA Corp.*......................................          939
  25,500  Paychex, Inc. .....................................        1,020
  22,000  Peregrine Systems, Inc.*...........................        1,852
  15,400  Progress Software Corp.*...........................          874
   7,000  RSA Security Inc.*.................................          542
   2,000  RAVISENT Technologies Inc.*........................           77
  19,000  Remedy Corp.*......................................          900
  18,000  Sagent Technology, Inc.*...........................          539
   6,000  Santa Cruz Operation,
            Inc. (The)*......................................          182
  24,000  ScanSource, Inc.*..................................          973
  28,000  SERENA Software, Inc.*.............................          866
  22,000  Siebel Systems, Inc.*..............................        1,848
  19,000  Symantec Corp.*....................................        1,114
  60,000  Unify Corp.*.......................................        1,643
  15,500  USinternetworking, Inc.*...........................        1,083
     200  VA Linux Systems, Inc.*............................           41
  16,000  Verio Inc.*........................................          739
  10,500  VERITAS Software Corp.*............................        1,503
  31,000  Zomax Inc.*........................................        1,403
                                                                  --------
                                                                    69,833

          DIVERSIFIED
            COMPANIES (0.7%)
  11,000  American Standard
            Companies Inc.*..................................          505
  13,000  Textron, Inc. .....................................          997
  24,000  Tyco International, Ltd. ..........................          933
   7,000  United Technologies Corp. .........................          455
                                                                  --------
                                                                     2,890

          DRUG (5.7%)
  26,000  Amgen Inc.*........................................        1,562
  15,000  Andrx Corp.*.......................................          635
  22,000  Biogen, Inc.*......................................        1,859
  11,900  Biovail Corporation
            International*...................................        1,116
  11,000  Bristol-Myers Squibb Co. ..........................          706
  10,000  CuraGen Corp.*.....................................          698
  27,000  DUSA Pharmaceuticals,
            Inc.*............................................          769
  24,000  Enzon, Inc.*.......................................        1,041
  11,000  Forest Laboratories, Inc.*.........................          676
   9,000  Genetech, Inc.*....................................        1,210
  18,000  IDEC Pharmaceuticals
            Corp.*...........................................        1,768
   3,000  Immunex Corp.*.....................................          329
  40,000  IVAX Corp.*........................................        1,030
  24,500  Jones Pharma Inc. .................................        1,064
  39,000  King Pharmaceuticals, Inc.*........................        2,186
     900  Maxygen Inc.*......................................           64
  13,000  MedImmune, Inc.*...................................        2,156
  20,000  Millennium Pharmaceuticals,
            Inc.*............................................        2,440
  26,000  QLT PhotoTherapeutics,
            Inc.*............................................        1,528
  16,682  Shire Pharmaceuticals
            Group PLC (ADR)*.................................          486
  28,000  Titan Pharmaceuticals, Inc.*.                                532
                                                                  --------
                                                                    23,855

          EDUCATIONAL
            SERVICES (0.2%)
  19,000  National Computer
            Systems, Inc. ...................................          715

          ELECTRIC UTILITY--
            CENTRAL (0.4%)
  19,800  AES Corp.*.........................................        1,480

          ELECTRIC UTILITY--
            WEST (0.6%)
  39,000  Calpine Corp.*.....................................        2,496


--------------------------------------------------------------------------------
8

                                    The Value Line Special Situations Fund, Inc.

                                                               December 31, 1999
--------------------------------------------------------------------------------

                                                                   Value
  Shares                                                       (in thousands)
--------------------------------------------------------------------------------

          ELECTRICAL
            EQUIPMENT (2.7%)
  40,000  General Electric Co. ..............................     $  6,190
  38,000  Power Integrations, Inc.*..........................        1,822
  25,000  Power-One, Inc.*...................................        1,145
  25,000  Semtech Corp.*.....................................        1,303
  22,000  Vicor Corp.*.......................................          891
                                                                  --------
                                                                    11,351

          ELECTRONICS (5.5%)
  25,000  ACT Manufacturing, Inc.*...........................          937
  17,000  Adaptive Broadband Corp.*..........................        1,255
 12,000   Alpha Industries, Inc.*............................          688
  15,000  ANADIGICS, Inc.*...................................          708
  24,000  CTS Corp. .........................................        1,809
  22,000  Cree, Inc.*........................................        1,878
  12,000  DII Group, Inc.*...................................          852
  18,000  Flextronics International
            Ltd.*............................................          828
  28,000  Gemstar International
            Group, Ltd.*.....................................        1,995
  11,000  Gilat Satellite Networks
            Ltd.*............................................        1,306
  24,000  Imation Corp.*.....................................          805
  13,000  Micrel, Inc.*......................................          740
  20,000  Sawtek Inc.*.......................................        1,331
  24,000  Spectrian Corp.*...................................          678
  27,875  Symbol Technologies, Inc. .........................        1,772
  26,666  Three-Five Systems, Inc.*..........................        1,093
  48,000  Titan Corp. (The)*.................................        2,262
  23,000  Universal Electronics Inc.*........................        1,058
   6,000  Vari-L Company, Inc.*..............................          206
  25,000  Vishay Intertechnology, Inc.*                                791
                                                                  --------
 `                                                                  22,992

          ENTERTAINMENT (2.9%)
  17,985  AMFM Inc.* ........................................        1,407
  19,000  CBS Corp.*.........................................        1,215
   9,629  Clear Channel
            Communications, Inc.*............................          859
  13,000  Cox Radio, Inc. Class "A"*.........................        1,297
  23,000  Cumulus Media Inc.
            Class "A"*.......................................        1,167
  10,000  Emmis Communications
            Corp. Class "A"*.................................        1,246
  16,800  Entercom Communications
            Corp.*...........................................        1,109
   8,000  Hispanic Broadcasting
            Corp.*...........................................          738
   4,000  TCI Satellite Entertainment,
            Inc. Class "A"*..................................           64
  14,000  Time Warner, Inc. .................................        1,014
  16,000  USA Networks, Inc.*................................          884
  11,000  Univision Communications
            Inc. Class "A"*..................................        1,124
                                                                  --------
                                                                    12,124

          FINANCIAL SERVICES
            (1.4%)
   4,000  American General Corp..............................          303
  13,000  American International
            Group, Inc. .....................................        1,406
  11,000  Blanch (E.W.)  Holdings,
            Inc. ............................................          674
  16,000  Capital One Financial Corp.........................          771
  21,000  Citigroup Inc. ....................................        1,167
  14,000  Metris Companies, Inc. ............................          500
  18,000  NCO Group, Inc.* ..................................          542
   7,500  Providian Financial Corp.  ........................          683
                                                                  --------
                                                                     6,046

          FOOD PROCESSING (0.6%)
  17,000  Dean Foods Co. ....................................          676
  15,000  Keebler Foods Co.*.................................          422
  22,000  McCormick & Company,
            Inc. ............................................          655
  12,000  Quaker Oats Co. (The) .............................          787
                                                                  --------
                                                                     2,540


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.


Schedule of Investments
--------------------------------------------------------------------------------

                                                                   Value
  Shares                                                       (in thousands)
--------------------------------------------------------------------------------

          FOOD WHOLESALERS
            (0.2%)
  20,000  Sysco Corp. .......................................     $    791

          FOREIGN ELECTRONICS/
            ENTERTAINMENT (0.5%)
  12,000  ARM Holdings PLC (ADR)* ...........................        2,298

          FOREIGN
            TELECOMMUNICATIONS
            (2.6%)
  20,000  AT & T Canada Inc.
            Class "B" (ADR)* ................................          805
  16,000  Ericsson (L.M.)  Telephone
            Co. (ADR) .......................................        1,051
  19,000  Euro909.com A/S (ADR)*.............................          523
     900  Jazztel PLC (ADR)*.................................           59
     900  Korea Thrunet Co., Ltd.
            Class "A"*.......................................           61
  14,000  Nokia Corp. (ADR)..................................        2,660
  34,740  Nortel Networks Corp. .............................        3,509
  12,000  Telefonos de Mexico S.A.
            (ADR) ...........................................        1,350
  15,000  Vodafone Airtouch PLC
            (ADR) ...........................................          742
                                                                  --------
                                                                    10,760

          FURNITURE/HOME
            FURNISHINGS (0.1%)
  19,500  Ethan Allen Interiors, Inc. .......................          625

          GROCERY (0.1%)
  18,000  Kroger Co.* .......................................          340

          HEALTHCARE
            INFORMATION
            SYSTEMS (0.1%)
     900  Healthcentral.com*.................................            7
  14,000  MedQuist, Inc.* ...................................          361
                                                                  --------
                                                                       368

          HOME APPLIANCE (0.1%)
  10,000  Whirlpool Corp. ...................................          651

          HOTEL/GAMING (0.7%)
  55,000  Argosy Gaming Company*.............................          856
  23,000  Crestline Capital Corp.*...........................          474
   5,000  Isle of Capri Casinos, Inc.* ......................           66
  55,000  Park Place Entertainment
            Corp.*...........................................          688
  30,000  Station Casinos, Inc.* ............................          673
                                                                  --------
                                                                     2,757

          HOUSEHOLD
            PRODUCTS (0.5%)
  28,000  Church & Dwight Co., Inc. .........................          747
  13,000  Kimberly-Clark Corp. ..............................          848
   6,000  Salton, Inc.* .....................................          201
  10,000  Scotts Company (The)
            Class "A"*.......................................          403
                                                                  --------
                                                                     2,199

          INDUSTRIAL SERVICES
            (1.5%)
  15,000  CSG Systems International,
            Inc.* ...........................................          598
  13,000  Career Education Corp. ............................          499
   6,000  Catalina Marketing Corp.*..........................          695
  28,000  Celestica Inc.*....................................        1,554
     400  Knot, Inc. (The)* .................................            3
  11,500  Profit Recovery Group
            International, Inc. (The)*.......................          305
  15,000  Quanta Services, Inc.* ............................          424
   9,100  Sabre Holdings Corp. ..............................          466
  23,000  StarTek, Inc.*.....................................          834
  14,000  TeleTech Holdings, Inc.* ..........................          472
  21,000  URS Corp.*.........................................          455
                                                                  --------
                                                                     6,305


--------------------------------------------------------------------------------
10

                                    The Value Line Special Situations Fund, Inc.


                                                               December 31, 1999
--------------------------------------------------------------------------------

                                                                   Value
  Shares                                                       (in thousands)
--------------------------------------------------------------------------------

          INTERNET (3.2%)
     300  Agency.com Ltd.*...................................     $     15
   1,400  Akamai Technologies Inc. ..........................          459
  11,000  America Online, Inc.*..............................          830
  10,000  At Home Corp.*.....................................          429
     900  Be Free, Inc.* ....................................           65
     400  CacheFlow Inc.*....................................           52
     400  Egreetings Network, Inc.* .........................            4
     400  El Sitio, Inc.* ...................................           15
  36,000  Exodus Communications,
            Inc.* ...........................................        3,197
   6,000  F5 Networks, Inc.*.................................          684
     400  FreeMarkets, Inc.*.................................          137
   2,700  Harris Interactive Inc.*...........................           35
  29,000  IntraNet Solutions, Inc.* .........................        1,073
   3,000  Liberate Technologies, Inc.*.......................          771
   3,000  Luminant Worldwide Corp.*..........................          137
  17,000  Macromedia Inc.* ..................................        1,243
   2,300  MedicaLogic, Inc.*.................................           48
     900  NetRatings, Inc.*..................................           43
   7,000  Portal Software, Inc.* ............................          720
     400  Retek Inc.*........................................           30
  15,000  S1 Corporation*....................................        1,172
  10,000  Sapient Corp.* ....................................        1,409
   5,500  Ticketmaster Online--
            Citysearch, Inc. Class "B"*                                211
   5,000  Viant Corp.*.......................................          495
     900  Xpedior Inc.* .....................................           26
                                                                  --------
                                                                    13,300

          MACHINERY (0.9%)
  14,000  Astec Industries, Inc.* ...........................          263
  10,000  Briggs & Stratton Corp. ...........................          536
  26,000  Donaldson Company, Inc. ...........................          626
  24,000  Dover Corp. .......................................        1,089
  18,000  Graco Inc..........................................          646
  18,000  Helix Technology Corp. ............................          807
                                                                  --------
                                                                     3,967

          MANUFACTURED HOUSING/
            RECREATIONAL
            VEHICLES (0.3%)
  22,500  Monaco Coach Corp.*................................          575
  16,500  National R.V. Holdings, Inc.*                                317
  15,000  Oshkosh Truck Corp.................................          440
                                                                  --------
                                                                     1,332

          MEDICAL SERVICES (1.1%)
  22,000  Advance Paradigm, Inc.*............................          474
   7,000  Affymetrix, Inc.*..................................        1,188
  11,000  Express Scripts, Inc.
            Class "A"* ......................................          704
  42,000  Hooper Holmes, Inc. ...............................        1,082
   5,000  PacifiCare Health Systems,
            Inc. Class "B"* .................................          265
  21,000  Quest Diagnostics Inc.*............................          642
   8,000  Syncor International Corp.*........................          233
                                                                  --------
                                                                     4,588

          MEDICAL SUPPLIES (3.1%)
  23,400  Allergan, Inc. ....................................        1,164
  20,000  Alpharma Inc. Class "A"* ..........................          615
  13,000  ArthroCare Corp.*..................................          793
  32,444  Bindley Western Industries,
            Inc. ............................................          489
  16,000  Cytyc Corporation*.................................          977
  24,000  Datascope Corp.* ..................................          960
  21,800  INAMED Corp.*......................................          956
  20,000  Johnson & Johnson .................................        1,863
  29,702  Medtronic, Inc. ...................................        1,082
  17,000  Patterson Dental Co.*..............................          725
  15,300  ResMed Inc.*.......................................          639
  32,000  SonoSite, Inc.*....................................        1,012
  16,000  Techne Corp.* .....................................          881
   9,000  Ventana Medical Systems,
            Inc.* ...........................................          224
  15,000  VISX, Inc.*........................................          776
                                                                  --------
                                                                    13,156


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.


Schedule of Investments
--------------------------------------------------------------------------------

                                                                   Value
  Shares                                                       (in thousands)
--------------------------------------------------------------------------------
          NATURAL GAS--
            DIVERSIFIED (0.2%)
  22,000  Enron Corp.........................................     $    976

          NEWSPAPER (1.3%)
  19,000  Central Newspapers, Inc.
            Class "A" .......................................          748
  18,000  Dow Jones & Company, Inc. .........................        1,224
  12,000  Gannett Co., Inc. .................................          979
   7,000  Knight-Ridder, Inc. ...............................          417
  10,000  McClatchy Company (The)
            Class "A" .......................................          432
   5,000  Times Mirror Company (The)
            Class "A" .......................................          335
  21,000  Tribune Co. .......................................        1,156
                                                                  --------
                                                                     5,291

          OFFICE EQUIPMENT
            & SUPPLIES (0.2%)
   9,000  Pitney Bowes, Inc. ................................          435
  27,000  Staples, Inc.* ....................................          560
                                                                  --------
                                                                       995

          PACKAGING &
            CONTAINER (0.0%)
   5,000  Ball Corp..........................................          197

          PRECISION INSTRUMENT
            (2.3%)
   8,000  Kronos Inc.*.......................................          480
  27,000  Mettler-Toledo
            International Inc.* .............................        1,031
  19,000  Newport Corp. .....................................          869
  10,000  Optical Coating Laboratory,
            Inc. ............................................        2,960
  21,000  Orbotech, Ltd.*....................................        1,627
  27,000  PerkinElmer, Inc. .................................        1,126
  34,000  Varian Inc.........................................          765
  14,000  Waters Corp.* .....................................          742
                                                                  --------
                                                                     9,600

          PUBLISHING (0.6%)
  13,000  McGraw-Hill Companies,
            Inc. (The) ......................................          801
  27,000  Reader's Digest Association,
            Inc. Class "A" ..................................          790
  19,500  Valassis Communications,
            Inc.* ...........................................          824
                                                                  --------
                                                                     2,415

          RECREATION (1.0%)
   8,000  Electronic Arts Inc.*..............................          672
  12,000  Harley-Davidson, Inc. .............................          769
  12,000  International Speedway Corp.
            Class "A" .......................................          605
  33,000  JAKKS Pacific, Inc.* ..............................          617
  17,000  Royal Caribbean Cruises,
            Ltd. ............................................          838
  24,000  THQ, Inc.*.........................................          556
                                                                  --------
                                                                     4,057

          RESTAURANT (1.1%)
  21,000  Applebee's International, Inc. ....................          619
  26,000  Brinker International, Inc.*.......................          624
  24,000  Cheesecake Factory, Inc.
            (The)*...........................................          840
  32,000  Darden Restaurants, Inc. ..........................          580
  30,000  Jack In The Box Inc.* .............................          621
  28,400  Ruby Tuesday, Inc. ................................          517
  25,000  Sonic Corp.* ......................................          712
                                                                  --------
                                                                     4,513

          RETAIL BUILDING
            SUPPLY (0.6%)
  22,500  Home Depot, Inc. (The).............................        1,543
  15,600  Lowe's Companies, Inc. ............................          932
                                                                  --------
                                                                     2,475


--------------------------------------------------------------------------------
12

                                    The Value Line Special Situations Fund, Inc.


                                                               December 31, 1999
--------------------------------------------------------------------------------

                                                                   Value
  Shares                                                       (in thousands)
--------------------------------------------------------------------------------

          RETAIL--
            SPECIAL LINES (4.8%)
  18,000  Abercrombie & Fitch Co.
            Class "A"* ......................................     $    480
  16,800  American Eagle Outfitters,
            Inc.* ...........................................          756
  16,000  AnnTaylor Stores Corp.* ...........................          551
  37,000  Audiovox Corp.  Class "A"..........................        1,124
  12,200  bebe stores, inc.*.................................          329
  21,000  Bed Bath & Beyond Inc.* ...........................          730
  14,000  CDW Computer Centers,
            Inc.*............................................        1,101
  24,000  Chico's FAS, Inc.* ................................          903
  16,400  Circuit City Stores--
            Circuit City Group ..............................          739
  25,000  Copart, Inc.*......................................        1,087
  25,500  Cost Plus, Inc.* ..................................          908
   7,750  Dollar Tree Stores, Inc.* .........................          375
     400  Fogdog, Inc.*......................................            4
  21,000  Fossil Inc.*.......................................          486
  12,000  Gap, Inc. (The) ...................................          552
  16,000  Group 1 Automotive Inc.*...........................          223
  12,000  Haverty Furniture
            Companies, Inc. .................................          151
  12,000  Insight Enterprises, Inc.* ........................          488
  38,000  InterTAN, Inc.*....................................          993
  18,900  Intimate Brands, Inc. .............................          815
  19,000  Linens `N' Things, Inc.* ..........................          563
  27,000  Quiksilver, Inc.* .................................          419
  21,000  REX Stores Corp.* .................................          735
  22,000  Ross Stores, Inc. .................................          395
  12,000  Sonic Automotive, Inc.* ...........................          117
  19,000  TJX Companies, Inc. ...............................          388
  17,000  Talbots, Inc. (The) ...............................          759
  16,000  Tandy Corp.........................................          787
  16,000  Tiffany & Co. .....................................        1,428
  14,000  ValueVision International, Inc.
            Class "A"* ......................................          802
  18,000  Zale Corp.* .......................................          871
                                                                  --------
                                                                    20,059

          RETAIL STORE (2.0%)
  27,000  Ames Department Stores,
            Inc.*............................................          778
  25,000  BJ's Wholesale Club, Inc.* ........................          912
  15,000  Costco Wholesale Corp.*............................        1,369
  12,000  Dayton Hudson Corp.................................          881
  28,000  Family Dollar Stores, Inc. ........................          457
  11,500  Federated Department
            Stores, Inc.*....................................          581
   9,600  Kohl's Corp.* .....................................          693
   9,687  99 Cents Only Stores *.............................          371
  34,000  Wal-Mart Stores, Inc. .............................        2,350
                                                                  --------
                                                                     8,392

          SECURITIES
            BROKERAGE (0.3%)
   8,000  Morgan Stanley Dean Witter
            & Co. ...........................................        1,142

          SEMICONDUCTOR (6.5%)
  16,000  ASM International N.V.* ...........................          368
  11,000  Analog Devices, Inc.* .............................        1,023
  20,000  Applied Micro Circuits Corp.* .....................        2,545
  26,000  Applied Science &
            Technology, Inc.* ...............................          864
     400  Caliper Technologies Corp.*........................           27
  24,000  Conexant Systems, Inc.* ...........................        1,593
  18,000  Cymer, Inc.*.......................................          828
  27,000  Cypress Semiconductor Corp.*.......................          874
  12,000  Dallas Semiconductor Corp. ........................          773
   5,000  Ditech Communications Corp.*.......................          468
  21,000  Ibis Technology Corp.*.............................        1,042
  10,000  Linear Technology Corp. ...........................          716
  17,000  Maxim Integrated
            Products, Inc.*..................................          802
  14,000  Microchip Technology Inc.*.........................          958
  13,000  PMC-Sierra, Inc.* .................................        2,084
  16,000  Pericom Semiconductor Corp.*.......................          421
  17,000  QLogic Corp.*......................................        2,718


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.


Schedule of Investments
--------------------------------------------------------------------------------

                                                                   Value
  Shares                                                       (in thousands)
--------------------------------------------------------------------------------


          SEMICONDUCTOR
            (Continued)
  28,000  RF Micro Devices Inc.* ............................     $  1,916
  10,000  SDL, Inc.*.........................................        2,180
   4,000  Telecom Semiconductor,
            Inc.*............................................           84
  22,000  TranSwitch Corp.* .................................        1,596
  25,900  TriQuint Semiconductor,
            Inc.* ...........................................        2,881
  20,000  Varian Semiconductor
            Equipment Associates,
            Inc.* ...........................................          680
                                                                  --------
                                                                    27,441

          SEMICONDUCTOR
            CAPITAL
            EQUIPMENT (0.7%)
  15,000  Electro Scientific
            Industries, Inc.*................................        1,095
  19,000  Kulicke & Soffa
            Industries, Inc.* ...............................          809
   8,000  Novellus Systems, Inc.* ...........................          980
                                                                  --------
                                                                     2,884

          SHOE (0.3%)
  12,000  Cole (Kenneth) Productions,
            Inc. Class "A"*..................................          549
  16,000  Timberland Co. (The)
            Class "A"* ......................................          846
                                                                  --------
                                                                     1,395

          TELECOMMUNICATIONS
            EQUIPMENT (5.0%)
  12,000  ADC Telecommunications,
            Inc.* ...........................................          871
  17,200  AVT Corp.*.........................................          808
  15,000  Black Box Corporation*.............................        1,005
  32,000  California Amplifier, Inc.*........................          842
  25,000  CommScope, Inc.* ..................................        1,008
  15,000  DSP Group, Inc.* ..................................        1,395
  11,000  E-Tek Dynamics, Inc.* .............................        1,481
  12,000  General Motors Corp.
            Class "H"* ......................................        1,152
  18,000  Harmonic Inc.* ....................................        1,709
   3,000  InterVoice-Brite, Inc.*............................           70
   5,000  L-3 Communications
            Holdings, Inc.* .................................          208
  42,000  NETRIX Corp.*......................................          627
   8,000  NICE Systems Ltd. (ADR)* ..........................          393
   1,000  Ortel Corp.*.......................................          120
  33,000  Polycom, Inc.* ....................................        2,102
  19,000  Powerwave Technologies,
            Inc.* ...........................................        1,109
  11,000  Proxim, Inc.* .....................................        1,210
  17,000  QUALCOMM Inc.* ....................................        2,994
  17,000  Scientific-Atlanta, Inc. ..........................          946
  16,000  Tellabs, Inc.* ....................................        1,027
                                                                  --------
                                                                    21,077

          TELECOMMUNICATION
            SERVICES (5.0%)
  27,000  ACTV, Inc.*........................................        1,234
  10,000  Allegiance Telecom, Inc.* .........................          922
  16,000  ALLTEL Corp. ......................................        1,323
  12,000  Amdocs Ltd.*.......................................          414
   5,000  Broadcom Corp.  Class "A"*.........................        1,362
  32,000  Broadwing Inc. ....................................        1,180
  12,125  CenturyTel, Inc. ..................................          574
  18,000  DyCom Industries, Inc.* ...........................          793
  55,000  FirstCom Corporation*..............................        2,021
  16,000  Global Crossing Ltd.*..............................          800
  17,000  Leap Wireless International,
            Inc.* ...........................................        1,334
   9,000  Level 3 Communications,
            Inc.*............................................          737
  12,000  MediaOne Group Inc.* ..............................          922
  27,000  Metromedia Fiber Network,
            Inc. Class "A"* .................................        1,294
  23,000  Network Access Solutions
            Corp.* ..........................................          759
  11,000  NEXTLINK Communications,
            Inc. Class "A"* .................................          914


--------------------------------------------------------------------------------
14

The Value Line Special Situations Fund, Inc.


Schedule of Investments
--------------------------------------------------------------------------------

                                                                   Value
  Shares                                                       (in thousands)
--------------------------------------------------------------------------------

          TELECOMMUNICATION
            SERVICES (Continued)
     400  Pac-West Telecomm, Inc.* ..........................     $     11
  16,000  Powertel, Inc.* ...................................        1,606
  16,000  Qwest Communications
            International Inc.* .............................          688
   5,800  RCN Corp.*.........................................          281
  14,000  SBC Communications Inc. ...........................          682
   8,000  TV Guide, Inc. Class "A"* .........................          344
     400  Tritel, Inc. * ....................................           13
  19,000  Viatel, Inc.* .....................................        1,019
                                                                  --------
                                                                    21,227

          THRIFT (0.3%)
  24,000  Golden West Financial Corp. .......................          804
  16,500  Queens County Bancorp Inc. ........................          448
                                                                  --------
                                                                     1,252

          TOILETRIES/
            COSMETICS (0.2%)
  13,200  Estee Lauder Companies Inc.
            (The) Class "A" .................................          666
                                                                  --------

          TRUCKING/
            TRANSPORTATION
            LEASING (0.1%)
   9,000  Landstar System, Inc.* ............................          385
                                                                  --------
          TOTAL COMMON
            STOCKS AND
            TOTAL INVESTMENT
            SECURITIES (98.0%)
            (Cost $245,645,000) .............................      412,447
                                                                  --------



                                                                   Value
   Principal                                                   (in thousands
    Amounts                                                   except per share
(in thousands)                                                     amount)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (1.7%)
(including accrued interest)
 $ 7,400  Collateralized by $7,450,000
            U.S. Treasury Notes 6 3/4%,
            due 4/30/2000, with a value
            of $7,555,000 (with State
            Street Bank & Trust
            Company, 3.75%, dated
            12/31/99, due 1/3/00, delivery
            value of $7,402,312).............................      $ 7,401

CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES (0.3%) ................................        1,183
                                                                  --------

NET ASSETS (100%) ...........................................     $421,031
           ====                                                   ========


NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER
OUTSTANDING SHARE
($421,031,303 / 15,542,783
shares of capital stock outstanding) ........................     $  27.09
                                                                  ========

* Non-income producing.

(ADR) American Depositary Receipts.


See Notes to Financial Statements

--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.



Statement of Assets
and Liabilities at December 31, 1999
--------------------------------------------------------------------------------
                                                               (In thousands
                                                              except per share
                                                                   amount)
                                                              ----------------
Assets:
Investment securities, at value
  (Cost--$245,645)...........................................     $412,447
Repurchase agreement
  (Cost--$7,401) ............................................        7,401
Cash ........................................................           41
Receivable for capital shares sold ..........................        2,229
Receivable for securities sold ..............................        2,074
Dividends receivable ........................................           80
Prepaid insurance expense ...................................            4
                                                                  --------
      Total Assets ..........................................      424,276
                                                                  --------
Liabilities:
Payable for securities purchased ............................        2,856
Payable for capital shares repurchased ......................           85
Accrued expenses:
  Advisory fee ..............................................          241
  Other .....................................................           63
                                                                  --------
      Total Liabilities .....................................        3,245
                                                                  --------
Net Assets ..................................................     $421,031
                                                                  ========
Net Assets consist of:
Capital stock, at $1.00 par value
  (authorized 100,000,000,
  outstanding 15,542,783 shares).............................     $ 15,543
Additional paid-in capital ..................................      227,646
Undistributed net realized gain
  on investments.............................................       11,040
Net unrealized appreciation
  of investments.............................................      166,802
                                                                  --------
Net Assets ..................................................     $421,031
                                                                  ========
Net Asset Value, Offering and
  Redemption Price per
  Outstanding Share
  ($421,031,303 / 15,542,783
  shares outstanding) .......................................     $  27.09
                                                                  ========


Statement of Operations
for the Year Ended December 31, 1999
--------------------------------------------------------------------------------
                                                               (In thousands)
                                                               -------------
Investment Income:
Interest ....................................................     $  1,067
Dividends (Net of foreign
  withholding tax of $2) ....................................          626
                                                                  --------
      Total Income ..........................................        1,693
                                                                  --------
Expenses:
Advisory fee ................................................        1,870
Transfer agent ..............................................          119
Custodian fees ..............................................           79
Printing  ...................................................           43
Auditing and legal fees .....................................           39
Postage .....................................................           32
Registration fees ...........................................           25
Telephone and filing fees....................................           23
Directors' fees and expenses ................................           14
Insurance, dues and other ...................................            3
                                                                  --------
      Total Expenses Before
        Custody Credits .....................................        2,247
      Less: Custody Credits .................................           (8)
                                                                  --------
      Net Expenses ..........................................        2,239
                                                                  --------
Net Investment Loss .........................................         (546)
                                                                  --------
Net Realized and Unrealized Gain
  on Investments:
    Net Realized Gain .......................................       26,531
    Change in Net Unrealized
      Appreciation ..........................................      120,734
                                                                  --------
Net Realized Gain and Change in
  Net Unrealized Appreciation
  on Investments ............................................      147,265
                                                                  --------
Net Increase in Net Assets from
  Operations ................................................     $146,719
                                                                  ========



See Notes to Financial Statements.


--------------------------------------------------------------------------------
16

                                    The Value Line Special Situations Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended December 31, 1999 and 1998
--------------------------------------------------------------------------------

                                                                                  1999                   1998
                                                                               --------------------------------
                                                                                         (In thousands)
Operations:
  Net investment loss ............................................             $    (546)             $    (478)
  Net realized gain on investments ...............................                26,531                 13,927
  Change in net unrealized appreciation ..........................               120,734                 28,446
                                                                               --------------------------------
  Net increase in net assets from operations .....................               146,719                 41,895
                                                                               --------------------------------

Distributions to Shareholders:
  Net realized gain from investment transactions .................               (20,029)               (10,402)
                                                                               --------------------------------

Capital Share Transactions:
  Proceeds from sale of shares ...................................               382,615                151,465
  Proceeds from reinvestment of distributions to shareholders ....                19,484                  8,828
  Cost of shares repurchased .....................................              (298,392)              (117,192)
                                                                               --------------------------------
  Net increase from capital share transactions ...................               103,707                 43,101
                                                                               --------------------------------

Total Increase in Net Assets .....................................               230,397                 74,594

Net Assets:
  Beginning of year ..............................................               190,634                116,040
                                                                               --------------------------------
  End of year ....................................................             $ 421,031              $ 190,634
                                                                               ================================


See Notes to Financial Statements.


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.


Notes to Financial Statements
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

The Value Line Special Situations Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in a broadly diversified list of "special situations."

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.


--------------------------------------------------------------------------------
18

2.   Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows (in thousands except per share amounts):

                              Year Ended Year Ended
                             December 31,December 31,
                                 1999       1998
                                -------------------

Shares sold ......................................         18,731          9,467
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ..............................            801            530
                                                           ---------------------
                                                           19,532          9,997
Shares repurchased ...............................         14,757          7,242
                                                           ---------------------
Net increase .....................................          4,775          2,755
                                                           =====================
Distributions per share from
  net realized gains .............................         $1.395        $1.0435
                                                           =====================

3.   Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                    Year Ended
                                                                   December 31,
                                                                      1999
                                                                  --------------
                                                                  (in thousands)
PURCHASES:
Investment Securities ...................................            $290,173
                                                                     ========
SALES:
Investment Securities ...................................            $197,769
                                                                     ========


At December 31, 1999, the aggregate cost of investment securities and repurchase agreement for federal income tax purposes was $253,142,000. The aggregate appreciation and depreciation of investments at December 31, 1999, based on a comparison of investment values and their costs for federal income tax purposes, was $171,730,000 and $5,024,000 respectively, resulting in a net appreciation of $166,706,000.

Permanent book-tax differences relating to shareholder distributions are reclassified within the compositon of net asset accounts. In the current year the Fund reclassified $546,000 from accumulated net investment loss to undistributed net realized gain on investments. Net investment loss, net realized gain, and net assets were not affected by this reclassification.

4.   Investment  Advisory  Contract,  Management  Fees,  and  Transactions  With
     Affiliates

An advisory fee of $1,870,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended December 31, 1999. This was computed at the annual rate of 3/4 of 1% of the average daily net assets of the Fund during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund. During the year ended December 31, 1999, the Fund paid brokerage commissions totaling $149,004 to the distributor, which clears its transactions through unaffiliated brokers.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan at December 31, 1999 owned 1,022,801 shares of the Fund's capital stock, representing 6.6% of the outstanding shares. In addition, certain officers and directors of the Fund owned 204,156 shares of the Fund, representing 1.3% of the shares outstanding.


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.


Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout each year:

                                                                            Years Ended December 31,
                                              -------------------------------------------------------------------------------------
                                                  1999              1998               1997               1996             1995
                                              -----------        -----------        -----------        -----------      -----------
Net asset value, beginning of year ........   $     17.70        $     14.48        $     13.34        $     16.24      $     16.15
                                              -------------------------------------------------------------------------------------

  Income (loss) from investment operations:
    Net investment (loss) income ..........          (.04)              (.04)              (.02)               .26              .06
    Net gains or losses on securities
      (both realized and unrealized) ......         10.83               4.30               4.15                .85             4.58
                                              -------------------------------------------------------------------------------------
    Total from investment operations ......         10.79               4.26               4.13               1.11             4.64
                                              -------------------------------------------------------------------------------------

  Less distributions:
    Dividends from net investment income ..            --                 --                  #               (.26)            (.06)
    Distributions from net realized gains .         (1.40)             (1.04)             (2.99)             (3.75)           (4.49)
                                              -------------------------------------------------------------------------------------
    Total distributions ...................         (1.40)             (1.04)             (2.99)             (4.01)           (4.55)
                                              -------------------------------------------------------------------------------------

Net asset value, end of year ..............   $     27.09        $     17.70        $     14.48        $     13.34      $     16.24
                                              =====================================================================================

Total return ..............................         61.66%             29.88%             32.10%              7.24%           28.96%
                                              =====================================================================================

Ratios/Supplemental Data:
Net assets, end of year (in thousands) ....   $   421,031        $   190,634        $   116,040        $    89,594      $    98,408
Ratio of expenses to average net assets ...           .89%(2)           1.02%(1)           1.08%(1)           1.08%(1)         1.06%
Ratio of net investment (loss) income
  to average net assets ...................          (.22)%             (.34)%             (.14)%             1.44%            0.32%
Portfolio turnover rate ...................            85%               183%               240%               146%              10%


#    Dividend paid was less than one cent per share

(1) Before offset of custody credits.

(2) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed.


See Notes to Financial Statements


--------------------------------------------------------------------------------
20

                                    The Value Line Special Situations Fund, Inc.


                                               Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Value Line Special Situations Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Line Special Situations Fund, Inc. (the "Fund") at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York

February 11, 2000


--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.


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--------------------------------------------------------------------------------
22
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--------------------------------------------------------------------------------

The Value Line Special Situations Fund, Inc.

                         The Value Line Family of Funds

--------------------------------------------------------------------------------

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio.

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

1987--Value Line Strategic Asset Management Trust* seeks to achive a high total investment return consistent with reasonable risk.

1993--Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.


* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
24

================================================================================

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 219729
                      Kansas City, MO 64121-9729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

Directors             Jean Bernhard Buttner
                      John W. Chandler
                      David H. Porter
                      Paul Craig Roberts
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Stephen E. Grant
                      Vice President
                      Philip J. Orlando
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer


This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).


                                                                         #511492